Earnings Per Share (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended			For the six months ended
($ millions)	April 30 2026	January 31 2026	April 30 2025	April 30 2026	April 30 2025
Basic earnings per common share
Net income attributable to common shareholders	$2,468	$2,155	$1,841	$4,623	$2,866
Weighted average number of common shares outstanding (millions)	1,230	1,235	1,246	1,233	1,245
Basic earnings per common share (1) (in dollars)	$2.01	$1.75	$1.48	$3.75	$2.30
Diluted earnings per common share
Net income attributable to common shareholders	$2,468	$2,155	$1,841	$4,623	$2,866
Dilutive impact of share-based payment options and others (2)	–	(9)	–	(9)	(180)
Net income attributable to common shareholders (diluted)	$2,468	$2,146	$1,841	$4,614	$2,686
Weighted average number of common shares outstanding (millions)	1,230	1,235	1,246	1,233	1,245
Dilutive impact of share-based payment options and others (2) (millions)	2	3	–	3	5
Weighted average number of diluted common shares outstanding (millions)	1,232	1,238	1,246	1,236	1,250
Diluted earnings per common share (1) (in dollars)	$2.00	$1.73	$1.48	$3.73	$2.15
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.